Filed with the Securities and Exchange Commission on September 27, 2006

1933 Act Registration File No. 333-30924
1940 Act File No. 811-9821

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 11	☒

ALLIED ASSET ADVISORS FUNDS
(Exact Name of Registrant as Specified in Charter)

745 McClintock Drive, Suite 114
Burr Ridge, IL 60527
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 789-9191

Bassam Osman, President
Allied Asset Advisors, Inc.
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and Address of Agent for Service)

Copies of all communications to:

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on September 28, 2006 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on ____________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
September 28, 2006

the Dow JonesSM Islamic Fund

Investment Advisor
AAA
Allied Asset Advisors, Inc.

the Dow JonesSM Islamic Fund
A series of Allied Asset Advisors Funds

Prospectus
September 28, 2006

The Dow JonesSM Islamic Fund (the “Fund”) is the series offered by Allied Asset Advisors Funds. This prospectus pertains to Fund and contains pertinent information about investing in the Fund. Fund shares are not subject to any sales charges or 12b-1 fees. Please read this prospectus carefully before investing.

Investment Advisor
AAA
Allied Asset Advisors, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Risk/Return Summary	4
Performance Summary	5
Fees and Expenses	7
More Information about the Dow Jones Islamic Market Indexes SM	7
Shari`ah Supervisory Board	8
Management of the Fund	9
Calculating Share Price	10
How to Purchase Shares	11
How to Sell Shares	14
Distributions and Taxes	17
Shareholder Reports and Confirmations	18
Financial Highlights	18
Privacy Notice	21

Risk/Return Summary

What is the investment objective of the Dow JonesSM Islamic Fund?
The Dow Jones Islamic Fund seeks growth of capital while adhering to Islamic principles. This investment objective and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund’s Trustees without shareholder approval.

What are the main investment strategies of the Fund?
To achieve its investment objective, under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign securities included in the Dow Jones Islamic Market IndexesSM (the “Indexes”), as well as up to 20% of its net assets in securities chosen by the Fund’s investment advisor that meet Islamic principles. The Indexes consist solely of common stocks that meet Islamic principles, but do not include all stocks that meet these principles. Islamic principles generally preclude investments in certain industries (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations or businesses that derive a substantial amount of interest income. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. Under normal circumstances, the Fund plans to fully invest its assets in securities that are included in the Indexes or that meet Islamic principles. There is no guarantee that the Fund will achieve its investment objective. Should the Advisor determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, the Fund will provide you with at least 60 days’ notice of such change.

The Fund’s investment advisor believes that an actively managed portfolio will enable the Fund to take advantage of future opportunities in the market while staying true to Islamic principles. Among the securities that meet Islamic principles, the investment advisor will determine a security’s attractiveness for purchase based on a number of factors, including its anticipated value and record of earnings growth, among other things.

Temporary Investment: In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary investments that are not consistent with its investment objective and main investment strategies. Such investments may prevent the Fund from achieving its investment objective. The Fund cannot invest in interest-paying instruments frequently used by mutual funds for this purpose. Currently anticipated temporary investments will be held in the form of cash. If the Fund’s investments in cash or similar investments increase, the Fund may not achieve its investment objective.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund are listed below. Like any mutual fund, you may lose money by investing in the Fund.

Market Risks: The return on and value of your investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Fund. Also, your investment in the Fund varies with the success and failure of the investment advisor’s investment strategies and the investment advisor’s selection of the Fund’s portfolio securities. If the investment advisor’s strategies do not produce the expected results, your investment could decrease.

Foreign Securities Risks: The Fund’s investments in foreign securities involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign companies and markets are subject. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may also be less liquid and more volatile than U.S. markets. Foreign markets may offer less protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments.

Islamic Shari`ah Investment Risks: It is possible that the Islamic Shari`ah restrictions placed on investments and reflected in the main investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Portfolio Holdings Information: A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days after the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at www.investaaa.com within ten business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the Securities and Exchange Commission (“SEC”). Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. The annual and semi-annual reports will be available by contacting Dow Jones Islamic Fund c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-888-FUNDS-85.

Performance Summary

The following performance information indicates some of the risks of investing in the Fund by showing the variability of the Fund’s return. The bar chart illustrates how the Fund's total return has varied from year to year. The table illustrates the Fund’s average annual total return over time compared with a broad-based market index and the Dow Jones Islamic Market USA IndexSM. Performance data shown in the bar chart and the table include periods during which the Fund tracked the Dow Jones Islamic Market USA IndexSM. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Returns*

*The Fund’s year-to-date return as of June 30, 2006 was 1.10%.

During the periods shown in the bar chart, the Fund’s highest quarterly return was 15.12% for the quarter ended December 31, 2001 and the lowest quarterly return was (17.39%) for the quarter ended September 30, 2002.

Average Annual Total Returns for the Periods ended December 31, 2005

	1 Year	3 Year	5 Year	Since 06/30/00 Fund Inception
Dow Jones Islamic Fund
Return Before Taxes	5.10%	11.92%	(2.69%)	(5.68%)
Return After Taxes on Distributions(1)	5.07%	11.89%	(2.73%)	(5.71%)
Return After Taxes on Distributions and Sale of Fund Shares(1) (2)	3.35%	10.29%	(2.28%)	(4.74%)
Dow Jones Islamic Market USA Index (reflects no deduction for fees, expenses or taxes)(3)	5.22%	12.40%	(2.76%)	(6.33%)
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)(4)	5.18%	13.91%	(4.04%)	(8.73%)

(1)
After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than certain return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

(3)
The Dow Jones Islamic Market USA Index is a diverse compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Global Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

(4)
The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases(1)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Exchange fee	None
Redemption fee(2)	None
Maximum account fee(3)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.88%
Total Annual Fund Operating Expenses	1.63%
Less Expense Reimbursement	-0.06%
Net Annual Fund Operating Expenses(4)	1.57%

(1)	Although no sales loads or transaction fees are charged, your account will be assessed a fee of $25.00 for each returned check.
(2)	The transfer agent charges a fee of $15.00 for outgoing wire transfers.
(3)	IRA accounts are assessed a $15 fee per account annually, capped at $30 per social security number.
(4)
The Fund has an Investment Advisory Agreement with Allied Asset Advisors, Inc., the investment advisor for the Fund. The Agreement provides that the annual management fee shall be 0.75% of the first $500 million in assets, 0.65% of the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. The investment advisor entered into an Expense Waiver and Reimbursement Contract effective through September 30, 2007 under which the investment advisor has agreed to waive its fees and absorb expenses to the extent that total annual fund operating expenses exceed 1.70%. Under certain conditions, the investment advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period from the date of reimbursement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and that the Fund’s net operating expenses remain the same. The example reflects the expense limitation agreement for the first year only. Although your actual cost may be higher or lower, based on these assumptions (including one year of capped expenses) your costs would be:

1 Year	3 Years	5 Years	10 Years
$173	$521	$893	$1,939

More Information
about the Dow Jones Islamic Market IndexesSM

What are the Dow Jones Islamic Market IndexesSM?
The Indexes, which represent the Dow JonesSM Global Indexes (DJGI) family, were created for people who wish to invest according to Islamic investment guidelines. The Indexes track securities approved by the Shari`ah Supervisory Board of Dow JonesSM, comprised of scholars from around the world and providing Islamic investors with comprehensive tools based on a truly global investing perspective. The Indexes include stocks from 34 countries and cover 10 economic sectors, 18 market sectors, 40 industry groups and 70 subgroups. Dow JonesSM believes that these stocks are accessible to investors and are well traded. Currently, the Dow Jones Islamic Market family of indexes consist of the broad DJ Islamic Market IndexSM, the DJ Islamic Market US IndexSM, the DJ Islamic Market Technology IndexSM, the DJ Islamic Market Extra Liquid IndexSM, the DJ Islamic Market Canadian IndexSM, the DJ Islamic Market UK IndexSM, the DJ Islamic Market Europe IndexSM, and the DJ Islamic Market Asia/Pacific IndexSM, among others.

Certain businesses are incompatible with Shari`ah Laws. Thus, stocks of companies whose primary business is in areas not suitable for Islamic investment purposes are excluded from the Indexes. Excluded businesses include: alcohol, conventional financial services (banking, insurance, etc.), casinos/gambling, cinema, pornography, hotels, tobacco manufacturers, pork related products and defense and weapons companies. Companies classified in other industry groups may also be excluded if they are deemed to have material ownership of or revenues from the businesses mentioned above.

After filtering out companies with unacceptable primary business activities, financial ratio filters are applied to exclude, among other things, companies with unacceptable levels of debts or interest income. The filters are described fully in the Statement of Additional Information.

Securities are selected for the Dow Jones Islamic Market IndexesSM so as to represent the most liquid securities meeting the Shari`ah investment criteria in the market, and to reflect the industry breakdown of the global market. Additional factors considered when applying the process described above include relative size and turnover, country and economic weightings, and the relative financial health of the companies.

The Shari`ah Supervisory Board of Dow JonesSM has approved the above criteria and any changes to the Shari`ah Supervisory Board or the selection criteria are at the sole discretion of Dow Jones.

Shari`ah Supervisory Board

The Indexes are reviewed quarterly and annually by the Shari`ah Supervisory Board (Shari`ah Board) and by Dow JonesSM for consideration of exclusion or inclusion of components. In addition, the Indexes are reviewed on an on-going basis to contemplate changes as a result of extraordinary events (e.g., de-listing, bankruptcy, merger or takeover). The Shari`ah Board is not affiliated with the Fund or the investment advisor and does not serve as a consultant to or otherwise have any relationship with the Fund or the investment advisor. The Shari`ah Board does not consider the objectives or needs of the Fund or its shareholders in determining, composing or calculating the Indexes. The Shari`ah Board is retained by Dow Jones & Company, Inc., to provide counsel on matters relating to the Shari`ah compliance of the Indexes’ eligible components. All issues relating to business decisions of the Indexes, including Index composition changes, are within the province of Dow JonesSM upon consideration of recommendations put forth by the Shari`ah Board. As of the date of this Prospectus, the Shari`ah Board consisted of the following individuals:

Shari`ah Supervisory Board Member — Country	Biography
Shaykh Dr. Abdul Sattar Abu Ghuddah — Syria
Dr. Abu Ghuddah is a senior Shari`ah Advisor to Albaraka Investment Co. He holds a PhD in Islamic Law. Dr. Abu Ghuddah has published many books on Islamic Financial transactions. He was an advisor for Islamic Law Encyclopaedia (Kuwait Awqaf Ministry). Dr. Abu Ghuddah is a member and chairman of several reputed Islamic Shari`ah Boards.

Shaykh Justice Muhammad Taqi Usmani — Pakistan
Mr. Usmani has been a member of the Supreme Court of Pakistan since 1982. He is also the vice president of Darul Uloom Karachi and the vice chair and deputy chairman of the Islamic Fiqh Academy (OIC), Jeddah. Mr. Usmani edits the monthly magazines Albalagh and Albalagh International. He is a chairman or member of the Shari`ah supervisory boards of a dozen Islamic banks and financial institutions worldwide.

Shaykh Nizam Yaquby — Bahrain
Mr. Yaquby is a member of the Islamic supervisory boards for several Islamic institutions, including the Arab Islamic Bank and the Abu Dhabi Islamic Bank. His work has appeared in the several publications.

Shaykh Dr. Mohamed A. Elgari — Saudi Arabia
Dr. Elgari is an associate professor of Islamic Economics and the director of the Center for Research in Islamic Economics at King Abdulaziz University. He is an expert at the Islamic Jurisprudence Academy (OIC). He is also an advisor to several Islamic financial institutions worldwide and the author of many books on Islamic banking.

Shaykh Yusuf Talal DeLorenzo — United States
Mr. DeLorenzo is considered a leading Islamic scholar in the United States. He has translated over twenty books from Arabic, Persian, and Urdu for publication in English and has been commissioned to prepare a new translation of the Qur`an. Mr. DeLorenzo compiled the first English translation of legal rulings issued by Shari`ah supervisory boards on the operations of Islamic banks. He is also a Shari`ah consultant to several Islamic financial institutions.

Shaykh Dr. Mohd Daud Baker — Malaysia
Dr. Baker is currently a member of the Shari`ah Advisory Council of many financial institutions in Malaysia and around the world, including the Central Bank of Malaysia, Securities Commission of Malaysia, International Islamic Financial Market in Bahrain, Accounting and Auditing Organization for Islamic Financial Institutions in Bahrain and HSBC (Malaysia).

Management of the Fund

Investment Advisor
The Fund’s investment advisor is Allied Asset Advisors, Inc. (“AAA” or the “Advisor”), located at 745 McClintock Drive, Suite 314, Burr Ridge, Illinois, 60527. Subject to the general supervision of the Fund’s Board of Trustees, AAA is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, AAA receives an annual management fee, which is calculated daily and paid monthly, according to the average daily net assets of the Fund. AAA is a subsidiary of the North American Islamic Trust, Inc. (NAIT) and was formed in 2000 to manage the Fund. NAIT has managed the investment of endowment assets for over 20 years. For more information about NAIT, see the Statement of Additional Information.

The Investment Advisory Agreement for the Fund provides that the annual management fee for the investment advisor will be 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. However, AAA has entered into an Expense Waiver and Reimbursement Contract with the Fund whereby it has agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses exceed 1.70% of net assets. AAA can recapture any expenses or fees it has waived or reimbursed within a three-year period. However, the Fund is not obligated to pay any such deferred fees more than three years after the end of the fiscal year in which the fee was deferred. The Expense Waiver and Reimbursement Contract expires on September 30, 2007. For the fiscal year ended May 31, 2006, AAA earned advisory fees of $193,889 based on a rate of 0.75% of the Fund’s average daily net assets. The Advisor waived fees in the amount of $16,220, and was paid 0.69% of advisory fees net of waiver. As of June 30, 2006, the Advisor managed approximately $26 million in assets under management.

A discussion regarding the basis of the Board of Trustees’ approval of the Advisor’s Investment Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the fiscal year ended May 31, 2006.

Portfolio Manager
Dr. Bassam Osman is the portfolio manager solely and primarily responsible for the day-to-day investment management of the Fund. He has been the President and Chairman of the Board of Allied Asset Advisors for the past six years.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Calculating Share Price

Shares of the Fund are sold at their net asset value (NAV). The NAV for shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern Time) on every business day. NAV will not be calculated on days on which the NYSE is closed for trading. The NAV for shares of the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of shares outstanding of the Fund. Because the Fund may at times invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem shares of the Fund.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on “fair value” as determined by the investment advisor under supervision of the Fund’s Board of Trustees.

If you place a purchase order in good form (see “How to Purchase Shares”) that is delivered to the Fund or its authorized agent before the close of the regular trading session of the NYSE on any business day, your order will receive the share price determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time a Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Fund.

The Board of Trustees has also developed procedures that utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor to the Fund holding such assets does not represent fair value. The Fund may also fair value a security if the Fund or the Advisor believes that the market price is stale. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. Therefore, if a shareholder purchases or redeems shares in the Fund that holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

How to Purchase Shares

	Minimum Investments	To Open Your Account	To Add to Your Account
To open an account, you must invest at least the minimum amount.	Regular accounts IRA accounts	$250 $100	$50 $50

Good Order Purchase Requests
When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

▪	the name of the Fund
▪	the dollar amount of shares to be purchased
▪	account application form or investment stub
▪	check payable to the “Dow Jones Islamic Fund”

Methods of Buying

Through a broker/dealer organization
You can purchase shares of the Fund through any broker-dealer organization that has a sales agreement with the Fund’s distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund. Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail
To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that’s included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Dow Jones Islamic Fund.” All checks should be payable in U.S. dollars drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amount of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account. You may also be responsible for any loss sustained by the Fund for any payment that is returned.

Regular Mail Dow Jones Islamic Fund U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Dow Jones Islamic Fund U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the transfer agent’s post office box that does not mean that the transfer agent or the Fund actually received those documents.

By telephone
To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll-free at 1-888-FUNDS-85 and you will be allowed to move money, in amounts of $50 or more, from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. If you place your order with the Fund prior to close of regular trading on the New York Stock Exchange (NYSE) shares will be purchased at that day’s closing price. For security reasons, requests by telephone will be recorded.

By wire
To open an account, contact the Fund at 1-888-FUNDS-85 to make arrangements with a telephone representative to send in your completed application via facsimile. Within 24 hours of receipt of the faxed application, a telephone representative will provide you with an account number and wiring instructions. You may then contact your bank to wire funds according to the instructions you are given. Your initial purchase will be placed as of the date the funds are received, provided the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

To make additional investments by wire, call 1-888-FUNDS-85 to notify the Fund of the incoming wire using the wiring instructions below:

U.S. Bank, National Association
555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212 ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:  Dow Jones Islamic Fund
(your name or the title on the account)
(your account #)

The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Through an automatic Investment plan
If you intend to use the Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $100. Once your account has been opened, you may purchase shares of the Fund through the AIP. You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

You may select this service by completing the Automatic Investment Plan section of the New Account Application form and sending a voided check. We are unable to debit mutual fund or pass-through accounts. The Fund may modify or terminate the AIP at any time. You may terminate your participation in this Plan by calling the Transfer Agent at 1-888-FUNDS-85 within five (5) days of the plan run date.

Please note that, in compliance with the USA PATRIOT Act of 2001, the Fund’s transfer agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you should provide your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Applications without this information may not be accepted and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Fund and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified. Please contact the Fund at 1-888-FUNDS-85 if you need additional assistance when completing your application.

How to Sell Shares

Methods of Selling

Through a broker/dealer organization
If you purchased your shares through a broker-dealer or other financial organization, your redemption order should be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail
Send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

	Regular Mail Dow Jones Islamic Fund U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Dow Jones Islamic Fund U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

The Fund’s Transfer Agent may require a signature guarantee for certain redemption requests. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	If ownership is changed on your account.
•	When redemption proceeds are sent to other than the registered owner(s) at the address of record.
•	When adding telephone redemption privileges on an existing account.
•	When adding or changing any automated bank instructions for an account.
•	Any redemption transmitted by federal wire transfer to a bank other than the bank of record on your account.
•	If a change of address request was received by the Transfer Agent within the last 30 days.

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-888-FUNDS-85. Proceeds of a telephone redemption may be sent by check to your address of record, proceeds may be wired to your bank account designated on your account, or funds may be sent via electronic funds transfer through the Automated Clearing House (“ACH”) network to a predetermined bank account. If proceeds are wired, your bank may charge a fee to receive wired funds and the Transfer Agent charges a $15 outgoing wire fee. Although there is no charge for proceeds to be sent through the ACH network, most transfers are completed within two business days. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

By writing a check
On your account application form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the Transfer Agent cannot honor a check due to insufficient funds or other valid reason.

Through a systematic withdrawal plan
If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal. The systematic withdrawal plan allows you to make automatic withdrawals from your Fund account at regular intervals. Money will be transferred from your Fund account to the checking or savings account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Shares of the Fund have not been registered for sale outside of the United States. The Dow Jones Islamic Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

When Redemption Proceeds Are Sent to You
Your shares will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time) will usually be sent on the following business day. Proceeds will be sent via check to the address of record, or can be sent by wire or electronic funds transfer through the ACH network to the bank instructions previously established on your account. In all cases, proceeds will be sent no later than seven calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:
▪	the dollar amount or the number of shares to be redeemed
▪	signatures of all registered shareholders exactly as the shares are registered
▪	the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election will generally be subject to 10% withholding.

Redemption In-Kind
If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash.

Accounts with Low Balances
Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $250 ($100 for IRA accounts) requesting that you bring the account back up to the minimum amount or close it out. (If you started your account with an AIP, you must continue your AIP until your minimum account balance has been attained.) If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.

Frequent Purchases and Redemptions
The Fund is intended for long-term investors and discourages excessive short-term trading and other abusive trading practices that may disrupt portfolio management strategies, harm performance, and create additional transaction costs that are borne by all shareholders. The Fund invests in overseas securities, where market timers may seek to take advantage of time zone differences. In addition, the Fund invests in small cap and other types of investments which are not frequently traded, which may be targets of market timers.

Accordingly, the Board of Trustees of the Fund has adopted a market timing policy under which the Fund will take steps to reduce the frequency and effect of these activities in the Fund, which includes monitoring trading activity. The Fund applies these market timing procedures uniformly to all shareholders of the Fund.

The Fund attempts to deter and prevent market timing and other short-term trading practices. To that end, the Fund reserves the right to restrict, without prior notice, any purchase or exchange order received by the Fund, that the Fund determines, in its sole discretion, not to be in the best interests of the Fund.

Limitations on Ability to Prevent Disruptive Trading
Although the Fund’s efforts are designed to discourage abusive trading practices, the possibility that such activity will occur cannot be eliminated. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries. As a result, the Fund cannot always know or detect frequent trading that may be facilitated by the use of intermediaries through group or omnibus accounts. The Fund exercises its judgment to the best of its abilities in a manner that it believes is consistent with shareholder interest. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order from any shareholder the Fund believes has a history of abusive trading or whose trading, in the Fund’s judgment, has been or may be disruptive to the Fund. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership control. The Fund or the Transfer Agent may notify the investor that a purchase order has been rejected after the day the order is placed or after acceptance by the intermediary.

Distributions and Taxes

The Fund will make distributions of substantially all of its net investment income and net capital gains realized on the sale of securities, if any. These distributions will generally be paid (or deemed to be paid) once each year, on or before December 31. All distributions will automatically be reinvested in additional shares of the Fund, unless you elect to receive them in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for six (6) months, the Fund reserves the right to reinvest the check at the then current net asset value until you provide us with different instructions.

In general, Fund distributions will be taxable to you as ordinary income or capital gains. A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. You will be taxed in the same manner whether you reinvest your distributions in additional Fund shares or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. If the Fund distributes realized gains soon after you purchase shares, a portion of your investment may be treated as a taxable distribution.

If you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so, the Fund, by law, must withhold a percentage of your taxable distributions.

When you sell your shares of the Fund, it is considered a taxable event and you may have a capital gain or loss on the transaction. Your individual tax liability on any gain from the sale of your shares depend on your purchase price and sale price, your marginal tax rate and on how long you have held your shares.

Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax in addition to federal taxation. Non-U.S. investors may be subject to U.S. withholding tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Shareholder Reports and Confirmations

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. Account and tax statements will be mailed to you on an annual basis. You will also receive confirmations of your purchases and redemptions.

Financial Highlights

The financial highlights table below is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information has been derived from financial statements audited by Cohen Fund Audit Services, Ltd. (formerly known as Cohen McCurdy, Ltd.) for the fiscal year ended May 31, 2006. For the fiscal years ended May 31, 2004 and 2005, Tait, Weller & Baker LLP were the independent registered public accountants, and for the fiscal periods ended May 31, 2001 through 2003, the financial statements were audited by another independent registered public accounting firm. Cohen Fund Audit Services, Ltd.’s report, along with the Fund’s financial statements, is included in the Fund’s annual report dated May 31, 2006, which is available upon request.

	Year Ended May 31, 2006 Class K	Year Ended May 31, 2005 Class K	Year Ended May 31, 2004 Class K		Year Ended May 31, 2003 Class K		Year Ended May 31, 2002 Class K
Net Asset Value
Beginning of period	$6.97	$6.64	$5.73		$6.26		$7.58
Operations
Net investment income (loss)	0.02 (1)	0.02 (1)	(0.02	)(2)	0.02	(2)	0.01	(2)
Net realized and unrealized gain (losses)	0.43	0.32	0.94		(0.54)		(1.32)

Total from operations	0.41	0.34	0.92		(0.52)		(1.31)
Distributions to shareholders
From net investment income	(0.01)	(0.01)	(0.01)		(0.01)		(0.01)
Total distributions to shareholders	(0.01)	(0.01)	(0.01)		(0.01)		(0.01)
Net asset value
End of period	$7.37	$6.97	$6.64		$5.73		$6.26
Total investment return	5.93%	5.10%	16.07%		(8.22)%		(17.34)%
Net assets, end of period (in thousands)	$26,800	$23,697	$21,439		$18,070		$20,020
Ratios
Expenses to average net assets
Before expense reimbursement	1.63%	1.72%	1.99%		2.25%		2.06%
After expense reimbursement	1.57%	1.50%	1.47%		0.95%		0.90%
Net investment income (loss) to average net assets
Before expense reimbursement	(0.29)%	0.12%	(0.77)%		(0.94)%		(1.07)%
After expense reimbursement	(0.23)%	0.34%	(0.25)%		0.36%		0.09%
Portfolio turnover rate	0.93%	4.0%	4.5	%(3)	5.1	%(3)	13.7	%(3)

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income (loss) per share is based on daily average shares outstanding.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

INVESTMENT ADVISOR
AAA
Allied Asset Advisors, Inc.
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
Westlake, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, National Association
Milwaukee, Wisconsin

Privacy Notice

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

NOT A PART OF THE PROSPECTUS

Key Phone Numbers

To Purchase Shares Call:	1-888-FUNDS-85 (1-888-386-3785)

Allied Asset Advisors	1-877-417-6161

North American Islamic Trust (NAIT)	(630) 789-9191

Where to find more information:
You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI) dated September 28, 2006
The SAI for shares of the Fund provides more details about the Fund’s policies and management. The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

You can obtain a free copy of these documents or request other information about the Fund by calling the Fund at 1-877-417-6161, visiting the Fund’s website at www.investaaa.com or by writing to:

Dow Jones Islamic Fund
c/o Allied Asset Advisors, Inc.
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9821

the Dow JonesSM Islamic Fund
A series of Allied Asset Advisors Funds

Statement of Additional Information
September 28, 2006

Investment Advisor
AAA
Allied Asset Advisors, Inc.
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(630) 789-0453
1-877-417-6161

This Statement of Additional Information (“SAI”) relates to the shares of the Dow JonesSM Islamic Fund (the “Fund”), which is the first mutual fund within the Allied Asset Advisors Funds family. The SAI is not a prospectus but should be read in conjunction with the Fund’s current Prospectus dated September 28, 2006. To obtain the Prospectus, please visit the Fund’s website at www.investaaa.com, call 1-888-FUNDS-85 or write to the Fund as shown below:
Regular Mail Dow Jones Islamic Fund c/o Allied Asset Advisors, Inc. 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527

The Fund’s audited financial statements for the fiscal year ended May 31, 2006, are incorporated herein by reference to the Fund’s Annual Report. A copy of the Annual Report may be obtained without charge by calling the Fund at 1-888-FUNDS-85 or writing to the Fund as shown above.

TABLE OF CONTENTS

INVESTMENT RESTRICTIONS	3

INVESTMENT OBJECTIVE AND STRATEGIES	4

MORE ABOUT DOW JONESSM	5

THE TRUST	6

MANAGEMENT OF THE FUND	7

INVESTMENT ADVISOR	10

PORTFOLIO MANAGERS	10

CODE OF ETHICS	11

ADMINISTRATIVE SERVICES	11

DISTRIBUTOR	11

PRICING OF SHARES	12

PURCHASING OF SHARES	12

REDEMPTION OF SHARES	13

BROKERAGE ALLOCATION AND OTHER PRACTICES	13

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS	14

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES	16

PERFORMANCE INFORMATION	18

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	19

PROXY VOTING GUIDELINES	19

FINANCIAL STATEMENTS	20

2

Investment Restrictions

Fundamental Restrictions

The Fund has adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. Under the Investment Company Act of 1940 (the “1940 Act”), a “majority of the outstanding voting securities” of a fund means the vote of the lesser of:

1.	more than 50% of the outstanding voting securities of the Fund; or

2.	67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy.

The Fund may not:

1.	Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.	Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

5.	Engage in the business of underwriting securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

6.	Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.	Purchase physical commodities or contracts relating to physical commodities.

Non-Fundamental Restrictions

As a matter of non-fundamental policy, the Fund currently does not intend to:

1.	Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

2.	Purchase securities on margin or make short sales;

3.	Enter into futures contracts or purchase options thereon; and

4.	Invest more than 15% of its net assets in illiquid securities.

3

The Fund will provide shareholders at least 60 days’ prior notice before effecting a name change or change in investment strategy.

Investment Objective and Strategies

The Fund seeks growth of capital while adhering to Islamic principles by investing, under normal circumstances, at least 80% of its net assets in domestic and foreign securities included in the Dow Jones Islamic Market IndexesSM (the “Indexes”), as well as up to 20% of its net assets in securities chosen by the Fund’s Advisor that meet Islamic principles.

The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective as set forth above and in the Fund’s Prospectus.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a fund purchases securities with payment and delivery scheduled for a future time. The seller’s failure to complete these transactions may cause a fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

Foreign Securities. As stated in the Fund’s Prospectus, some of the securities in the Indexes may be foreign securities, though it is not anticipated by the Fund’s Advisor that the Fund will have more than 20% of the Fund’s net assets invested in foreign securities at any given time. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

4

Taxes. The interest and dividends payable on some of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Restricted Securities. Securities that have legal or contractual restrictions on their resale may be acquired by the Fund. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity.

Other Investment Companies. Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies.

Percentage Restrictions. If a percentage restriction on investment or utilization of assets set forth in this Statement of Additional Information or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities is not considered a violation of the policy.

Temporary Investments. In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary investments that are not consistent with its investment objective and principal investment strategies. The Fund cannot invest in interest-paying instruments frequently used by mutual funds for this purpose and therefore may hold a substantial portion of its net assets in cash as a temporary defensive measure. If the Fund’s investments in cash increase, the Fund may not achieve its investment objective. Severe or unusual adverse conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Advisor may also hold cash to maintain liquidity.

More about Dow JonesSM

The financial ratio filters (based on the criteria set up by the Shari`ah Supervisory Board) that are applied to remove companies with unacceptable levels of debt or interest income when constituting the Indexes are:

1.	Total debt divided by trailing twelve-month average market capitalization is equal to or greater than 33%. (Note: total debt = short-term debt + current portion of long-term debt + long-term debt).

2.	Sum of cash and interest bearing securities divided by trailing twelve-month average market capitalization is equal to or greater than 33%.

3.	Accounts receivables divided by trailing 12-month average market capitalization is equal to or greater than 33%.

Securities are selected for the Indexes so as to represent the most liquid securities in the market meeting the Shari`ah investment criteria, and to reflect the industry breakdown of the global market. Additional factors considered when applying the process described above include relative size and turnover, country and economic weightings, and the relative financial health of the companies.

5

“Dow Jones,” “Dow Jones Islamic Market IndexesSM” and “DJIM” are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund or its Advisor, other than the licensing of the Dow Jones Islamic Market IndexesSM and its service marks for use in connection with the Fund.

Dow Jones does not sponsor, endorse, sell or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund; have any responsibility or liability for the administration, management or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about: (1) the results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Indexes and the data included in the Indexes; (2) the accuracy or completeness of the Indexes and their data; and (3) the merchantability and the fitness for a particular purpose or use of the Indexes and their data.

Although Dow Jones uses reasonable efforts to comply with its guidelines regarding the selection of components in the Indexes, Dow Jones disclaims any warranty of compliance with Shari`ah Law or other Islamic principles. Dow Jones will have no liability for any errors, omissions or interruptions in the Indexes or their data. Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. The licensing agreement between the Fund’s Advisor and Dow Jones is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

The Trust

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware business trust (now called a Delaware statutory trust) on January 14, 2000. The Trust currently offers one series of shares to investors, Dow JonesSM Islamic Fund (the “Fund”). The Fund is a diversified series and has its own investment objective and policies. The Trust may start another series or class and offer shares of a new fund or class under the Trust at any time. The Fund’s registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware, 19801 and its principal office is at 745 McClintock Drive, Suite 314, Burr Ridge, Illinois, 60527.

Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued, except for special requests.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with every other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to the Fund are borne by that Fund.

6

Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act as permitted by the Trustees. Upon the Trust’s liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

Management of the Fund

The Trust’s Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) governs the Trust. The Board consists of four individuals, three of whom are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act. The Trustees meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund, and decide upon matters of general policy with respect to the Fund. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustees can be reached in care of the Fund’s Advisor at the address shown below.

Name, Age and Address	Position/Office with the Trust and Length of Time Served	Principal Occupations during the Past Five Years	No. of Funds in Complex Overseen	Other Directorships held by Trustee
Interested Trustees
*Bassam Osman, 55 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Trustee Indefinite Term since 2000	1980 to present - Neurologist, Bassam Osman, M.D., SC LTD.	1	None

7

Name, Age and Address	Position/Office with the Trust and Length of Time Served	Principal Occupations during the Past Five Years	No. of Funds in Complex Overseen	Other Directorships held by Trustee
Independent Trustees
Abdalla Idris Ali, 57 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Independent Trustee Indefinite Term since 2000	1998 to present - Director, Center of Islamic Studies, Kansas City, MO;	1	None
Mohammed Kaiseruddin, 62 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Independent Trustee Indefinite Term since 2000; Chairperson Indefinite Term since 2005	1973 to present - Nuclear Engineer, Sargent & Lundy	1	None
Imran Hussain, 29 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Independent Trustee Indefinite Term since 2004	2001 to present - Partner, HFP Accounting & Financial; 2000 to 2001 - Analyst, Arthur D. Little	1	None
Officers
*Bassam Osman, 55 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	President Indefinite Term since 2000	(See Above.)	1	N/A
Mohammad Basheeruddin, 56 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Treasurer Indefinite Term since 2003	2001 to present - Accounting Manager, North American Islamic Trust; 1997 to 2001 - Accountant, Platkin & Son and Accountant, Artisan Handprint	1	N/A
M. Naziruddin Ali, 68 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Chief Compliance Officer Indefinite Term since 2004	1984 to present - General Manager, North American Islamic Trust	1	N/A
Mujeeb Cheema, 58 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Secretary Indefinite Term since 2003	2003 to present - Executive Director, North American Islamic Trust; 1980 to 2003 - Managing Director, Hawkins International, Inc.	1	N/A
*	This Trustee is deemed to be an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his affiliation with the Advisor.

Committees. The three Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) comprise the Trust’s Audit Committee. The Audit Committee’s functions are to: (a) recommend independent registered public accounting firm for selection by the Board, (b) review the scope of audit, accounting and financial internal controls and the quality and adequacy of the Trust’s accounting staff with the independent accountants and other appropriate persons, (c) review with the accounting staff and the independent registered public accounting firm the compliance of the Trust’s transactions with its Advisor, administrator or any other service provider with the terms of applicable agreements, (d) review reports of the independent registered public accounting firm and comment to the Board when warranted, and (e) report to the Board at least once a year. During the fiscal year ended May 31, 2006, the Audit Committee met once.

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The Independent Trustees also comprise the Trust’s Nominating Committee. This Committee, which recommends to the Board persons for election to the Board, did not meet during the fiscal year ended May 31, 2006. The Nominating Committee considers shareholder proposals for candidates to serve as Independent Trustees. Any such proposals should be sent to the Trust in care of the Nominating Committee Chairperson. The final recommendation of a prospective Independent Trustee rests solely with the Nominating Committee.

Dr. Bassam Osman is the sole member of the Valuation/Pricing Committee. The Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees. During the fiscal year ended May 31, 2006, the Valuation/Pricing Committee did not meet.

Share Ownership. As of December 31, 2005, no Independent Trustee of the Trust beneficially owned shares of the Fund.

Trustee Compensation. The Trustees serve without compensation, but will be reimbursed for expenses incurred in connection with attendance at Board meetings. The table below details the amount of compensation received by the Trustees from the Trust for the fiscal year ended May 31, 2006. None of the executive officers receive compensation from the Trust.

Name and Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees*
Interested Trustees
Bassam Osman	None	None	None	None
Independent Trustees
Abdalla Idris Ali	None	None	None	None
Mohammed Kaiseruddin	None	None	None	None
Imran Hussain	None	None	None	None

*	The term “Fund Complex” refers only to the Fund.

Control Persons, Principal Holders of Securities and Management Ownership. The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of September 1, 2006. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of the Fund. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding shares.

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Name and Address	Shares	% Ownership	Type of Ownership
North America Islamic Trust 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	2,581,780	70.95%	Record
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104-4151	341,251	9.38%	Record

As of September 1, 2006, the Trustees and Officers, as a group, owned less than 1% of the Fund’s outstanding shares.

Investment Advisor

Allied Asset Advisors, Inc. (referred to herein as “AAA” or the “Advisor”) is a Delaware corporation that serves as investment manager to the Fund pursuant to an Investment Management Agreement dated as of June 29, 2000. AAA is a wholly owned subsidiary of The North American Islamic Trust (“NAIT”). NAIT is a non-profit entity that qualifies as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code. The purpose of NAIT is to serve Islam and Muslims. NAIT is the controlling entity of the Advisor.

The Investment Management Agreement had an initial term of two years and continues on a year-to-year basis thereafter, provided that specific approval is given at least annually by the Board of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated upon 60 days’ notice, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.

For the services provided by AAA under the Agreement, the Trust, on behalf of the Fund, has agreed to pay to AAA an annual fee of 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The following table shows the advisory fees and expenses accrued and paid to the Advisor for the fiscal periods indicated below:

	Advisory Fees paid during fiscal years ended May 31,
	2006	2005	2004
Advisory Fees Accrued	$193,889	$165,744	$147,816
Fees Waived by Advisor	$16,220	$49,595	$102,510
Expenses Reimbursed by Advisor	$0	$0	$0
Total Fees and Expenses Paid to Advisor	$177,669	$116,149	$45,306

The Advisor may recapture any expenses or fees it has waived or reimbursed subject to Board approval, within a three-year period.

Portfolio Managers

Dr. Bassam Osman is the portfolio manager solely and primarily responsible for the day-to-day investment management of the Fund. He has been the President and Chairman of the Board of Allied Asset Advisors for the past five years. Dr. Osman does not manage any accounts other than the Fund.

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Because Dr. Osman does not manage any accounts other than the Fund, the Advisor has not identified any material conflicts associated with the management of the Fund.

The Portfolio Manager’s compensation is paid by the Advisor and not the Fund. Dr. Osman is paid a fixed salary based on industry standards. He receives no other compensation.

As of May 31, 2006, Dr. Osman owned between $100,001 and $500,000 in shares of the Fund.

Code of Ethics

The Trust, the Advisor and the Fund’s distributor have each adopted a written Code of Ethics that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. The Code permits such persons to invest in securities for their personal accounts including securities that may be purchased or held by the Trust. The Code restricts and limits, absent prior approval certain types of transactions and includes reporting and other obligations to monitor personal transactions.

Administrative Services

Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent. U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, a subsidiary of U.S. Bank, National Association, provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund.

	Administration Fees paid during fiscal years ended May 31,
	2006	2005	2004
U.S. Bancorp Fund Services, LLC	$44,328	$43,388	$45,850

USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements. The Administrator, Custodian and the Fund’s distributor are affiliated entities under the common control of U.S. Bancorp.

Custodian. U.S. Bank, National Association (“Custodian”), 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212, is custodian for the securities and cash of the Fund. Under the Custody Agreement, the Custodian holds the Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of August 26, 2002 (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 (the “1934 Act”) and each state’s securities laws and is a member of the NASD. The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

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Pricing of Shares

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund’s net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. An example of how the shares of the Fund calculated the net asset value per share as of May 31, 2006 is as follows:

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$26,799,847
3,637,271	=	$7.37

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record. If a shareholder needs stock certificates, the Fund can issue them under special requests.

Special Incentive Programs. At various times, the Fund may implement programs under which a dealer’s sales force may be eligible to win nominal awards for certain sales efforts or recognition programs conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, AAA or the Distributor, in its discretion may from time to time, pursuant to objective criteria, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from the sale.

Anti-Money Laundering. The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT ACT”). To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT ACT.

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Redemption of Shares

Signature Guarantees. There are instances in which shareholders will be required to submit a signature guarantee. Signature guarantees may be obtained by:

•	a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Company (“FDIC”);

•	a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

•	a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

•	any other “eligible guarantor institution” as defined in the 1934 Act.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund’s Transfer Agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash and you would bear any market risks associated with such securities until they are converted into cash.

Brokerage Allocation and Other Practices

AAA places the Fund’s portfolio securities transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. AAA evaluates a wide range of criteria in placing the Fund’s portfolio securities transactions, including the broker’s commission rate, execution capability, positioning, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing AAA and its clients.

AAA, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or AAA by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. AAA may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and AAA will not necessarily use all such services in connection with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, AAA may from time to time receive services and products that serve both research and non-research functions. In such event, AAA makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

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For the fiscal periods indicated below, the Fund paid the following in brokerage commissions:

Aggregate Brokerage Commissions Paid during fiscal years ended May 31,
2006	2005	2004
$452	$2,692	$1,195

The aggregate brokerage commissions paid for the fiscal year ended May 31, 2006 were significantly lower from the prior two fiscal years due to fewer trades in fiscal year 2006.

None of the payments in brokerage commissions during the period indicated above were paid to an affiliated broker.

If AAA provides investment advisory services to individuals and other institutional clients, there may be occasions on which other investment advisory clients advised by AAA may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the AAA may average the transactions as to price and allocate the amount of available investments in a manner, which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, AAA may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

For the fiscal periods indicated below the Fund’s portfolio turnover rate was:

Portfolio Turnover During fiscal years ended May 31,
2006	2005	2004
0.93%	4.00%	4.50%

Portfolio turnover for the Fund decreased markedly in 2006 due to fewer trades in fiscal year 2006.

The portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

Policies and Procedures for Disclosure of Fund Portfolio Holdings

Scope of Policies and Procedures. The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Dow Jones Islamic Fund (referred to as the “Fund”).

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Disclosure Philosophy. The Fund has adopted these Procedures to seek to ensure that the disclosure of the Fund’s portfolio holdings is accomplished in a manner that is consistent with the Fund’s fiduciary duty to its shareholders. Under no circumstances does the Advisor or the Fund receive any compensation in return for the disclosure of information about the Fund’s portfolio securities or for any ongoing arrangements to make available information about the Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The Securities and Exchange Commission (the “SEC”) requires each Fund to file its complete portfolio holdings schedule in public filings made to the SEC on a quarterly basis. A Fund is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and is required to file its complete portfolio schedules for the first and third quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter.

Through Form N-CSR and Form N-Q filings with the SEC, the Fund’s full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website (www.investaaa.com) on a monthly, seven-day delayed basis. Full holdings will be posted on the website as of each calendar quarter end within ten business days of the calendar quarter end.

The Fund’s complete portfolio schedule for the second and fourth fiscal quarter, required to be filed on Form N-CSR, will be delivered to shareholders in the Fund’s semi-annual and annual reports. The Fund’s complete portfolio schedules for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders.

The following list describes the limited circumstances in which a Fund’s portfolio holdings are disclosed to select third parties in advance of their inclusion in the quarterly filings made with the Commission on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information. In each instance, a determination has been made that such advance disclosure is in the best interest of the Fund’s shareholders and supported by a legitimate business purpose. The recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

A.
Portfolio Manager. Portfolio managers shall have full daily access to fund holdings for the Fund for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.
Fund Management. In its capacity as adviser and administrator to the Fund, certain Fund management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings.

C.
External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, which include the fund accounting agent, the custodian and the trading settlement desk at U.S. Bancorp shall have daily access to all Fund portfolio holdings. Fund Management utilizes the services of ADP to assist with proxy voting. Both U.S. Bancorp and ADP may have access to full Fund portfolio holdings for the Fund for which they provide services.

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D.	Ranking Agencies. Morningstar and Lipper Analytical Services receive the Fund’s full portfolio holdings on a calendar quarter, 10-day delayed basis.

List of Recipients. A list of recipients described above who currently receive Fund portfolio holdings, can be made available upon request.

Additions to List of Recipients. Any additions to the list of recipients requires approval by the President and Legal Counsel of the Fund based on a review of: (i) type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the proposed recipient’s relationship to the Fund; (vi) the ability of Fund Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (vii) whether a confidentiality agreement will be in place with such proposed recipient; and (viii) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter, or any affiliated person of the Fund.

Board Approval. The Board shall review and re-approve these Procedures, including the list of recipients, as often as they deem appropriate, and make any changes that they deem appropriate. The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by considering reports and recommendations on such disclosure by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act).

Conflict of Interest. In the event of a conflict between the interest of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the Chief Compliance Officer (“CCO”) of the Advisor, in consultation with the Fund’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Advisor’s Board of Directors and to the Fund’s Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

Education Component. In order to promote strict compliance with these Procedures, Fund Management has informed its employees, and other parties possessing Fund portfolio holdings information (such as the fund accounting agent and the custodian), of the limited circumstances in which the Fund’s portfolio holdings may be disclosed in advance of filings made with the Commission and the ramifications, including possible dismissal, if disclosure is made in contravention of these Procedures.

Additional Information on Distributions and Taxes

Distributions

All income dividends and capital gain distributions will automatically be reinvested in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

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Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid. Distributions of net investment income are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualified dividend. Payments made to shareholders are taxed in the same manner whether they are paid in cash or in additional shares.

Distributions of capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long the shares in the Fund have been held. Net capital gains realized by the Fund, if any, will be distributed annually. The Fund may make an additional distribution if it deemed desirable to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions. Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In addition, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions for the period shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. The Fund is qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. As a regulated investment company, it is the Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to federal income tax or excise taxes based on net income and net realized gains. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to the Fund’s shareholders. In such case, the Fund will be subject to federal, and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to its shareholders by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts each calendar year (in December or in January in which case the distributions are treated by the Fund’s shareholders as received in December) so that the Fund will not be subject to excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. By law, redemptions of Fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems their Fund shares, the IRS requires that any gain or loss on the redemption be reported. If shares are held by the shareholder as a capital asset, the gain or loss that is realized will be capital gain or loss and will be long-term or short-term, generally depending on how long the Fund shares were held. Any loss incurred on the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Fund on those shares.

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By law, all or a portion of any loss that is realized upon the redemption of Fund shares will be disallowed to the extent that a shareholder buys other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to shareholder’s tax basis in the new shares purchased.

Qualifying dividends for individuals. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend

Dividends-received deduction for corporations. In the case of corporate shareholders, it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, a corporate shareholder will be allowed to deduct these qualified dividends, thereby reducing the tax that it would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in the alternative minimum taxable income calculation.

Investment in complex securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to each shareholder by the Fund.

Performance Information

The Fund’s total return may be compared to relevant indices, including Dow Jones Islamic Market USASM Index, Russell 3000 Growth Index and indices published by Lipper, Inc

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

Average Annual Total Return. Average annual total return quotations used in the Fund’s prospectus are calculated according to the following formula:

P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

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Average Annual Total Return (after Taxes on Distributions). The Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions). The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd. (formally known as Cohen McCurdy, Ltd.), 800 Westpoint Pkwy, Suite 1100, Westlake, Ohio, 44145, serves as the Fund’s independent registered public accounting firm, whose services include auditing the Fund’s financial statements.

Proxy Voting Guidelines

The Advisor has established Proxy Voting Guidelines (“Guidelines”), which explain the Advisor’s procedures with respect to voting the Fund’s proxies. Generally, the Trust has delegated its proxy voting process to the Advisor. The Guidelines provide a basic policy to govern the proxy voting procedures.

According to the Guidelines, the Advisor votes proxies in a manner designed to maximize the value of its clients’ investment. The Advisor generally votes in accordance with management’s recommendations. If the Advisor believes management is not acting on behalf of the best interests of the Fund and its shareholders, the Advisor will not vote with management.

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Conflicts of Interest. The Advisor’s duty is to vote in the best interests of its clients and Fund shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Advisor and the interests of the client, the Advisor will take one of the following steps to resolve the conflict:

1.	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Advisor;

2.	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service;

3.	Refer the proxy to the client or to a fiduciary of the client for voting purposes;

4.         Suggest that the client engage another party to determine how the proxy should be voted; or

5.	Disclose the conflict to the client or, with respect to the Fund, the Board (or its delegate) and obtain the client’s or Board’s direction to vote the proxies.

Policies of the Fund’s Advisor. The Advisor is in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted in a timely fashion. As stated above, the Board therefore delegates its authority to vote proxies to the Advisor, subject to the supervision of the Board. Moreover, the Board authorizes the Advisor to retain a third party proxy voting service, such as Investor Responsibility Research Center (“IRRC”), to provide recommendations on proxy votes or vote proxies on the Fund’s behalf.

In the event of a conflict between the interests of the Advisor and the Fund, the Advisor’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies. The Board has delegated this authority to the Independent trustees, and the proxy voting direction in such a case shall be determined by a majority of the independent trustees.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-877-417-6161 and on the SEC’s web site at www.sec.gov.

Financial Statements

The audited financial statements for the Fund are incorporated by reference to the Fund’s Annual Report for the fiscal year ended May 31, 2006, as filed with the Securities and Exchange Commission.

20

ALLIED ASSET ADVISORS FUNDS
PART C
OTHER INFORMATION

Item 23. Exhibits.

(a)	Declaration of Trust

(i)	Amended and Restated Certificate of Trust[1]

(ii)	Declaration of Trust[1]

(iii)	Written Instrument Fixing the Number of Trustees[2]

(iv)	Written Instrument Establishing and Designating Classes of Interest[2]

(b)	Bylaws

(i)	Bylaws[1]

(ii)	Amendment to Bylaws[2]

(c)	Instruments Defining Rights of Security Holders[1]

(d)	Advisory Agreement[2]

(e)	Form of Distribution Agreemen[2]

(f)	Bonus or Profit Sharing Contracts - Not applicable

(g)	Custody Agreement[2]

(h)	Other Material Contracts

(i)	Fund Administration Servicing Agreement[2]

(ii)	Transfer Agent Servicing Agreement[2]

(iii)	Fund Accounting Servicing Agreement[2]

(iv)	Expense Waiver and Reimbursement Agreement[4]

(v)	Power of Attorney[3]

(i)	Opinion and Consent of Counsel[2]

(j)	Consent of Independent Registered Public Accounting Firm[5]

(k)	Omitted Financial Statements - Not applicable

(l)	Agreement Relating to Initial Capital[2]

(m)	Rule 12b-1 Plan - Not Applicable

(n)	Rule 18f-3 Plan[2]

(o)	Reserved.

(p)	Joint Code of Ethics for Registrant and Advisor[2]

[1]	Incorporated by reference to Registrant’s Initial Filing of the Registration Statement filed February 23, 2000.

[2]	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement filed on May 23, 2000.

[3]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement filed on August 1, 2003.

4	Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement filed on September 27, 2005.

5	Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

Reference is made to Article V of the Registrant’s Agreement and Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated February 14, 2006. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Julius Baer Investment Funds
AIP Alternative Strategies Funds	The Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund L.P.
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	MDT Funds
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo Balanced Fund, Inc.	The MP 63 Fund, Inc.
Buffalo High Yield Fund, Inc.	MUTUALS.com
Buffalo Large Cap Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Nicholas Fund, Inc.
Country Mutual Funds Trust	Nicholas High Income Fund, Inc.
Cullen Funds Trust	Nicholas II, Inc.
Everest Funds	Nicholas Limited Edition, Inc.
FFTW Funds, Inc.	Nicholas Money Market Fund, Inc.
First American Funds, Inc.	Permanent Portfolio Funds
First American Investment Funds, Inc.	Perritt Funds, Inc.

First American Strategy Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
Fort Pitt Capital Funds	PRIMECAP Odyssey Funds
The Glenmede Fund, Inc.	Professionally Managed Portfolios
The Glenmede Portfolios	Prudent Bear Funds, Inc.
Greenspring Fund	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Rockland Trust
The Hennessy Funds, Inc.	Summit Mutual Funds, Inc.
Hennessy Mutual Funds, Inc.	Thompson Plumb Funds, Inc.
Hotchkis and Wiley Funds	TIFF Investment Program, Inc.
Intrepid Capital Management Funds Trust	Trust For Professional Managers
Jacob Internet Fund Inc.	Wexford Trust
The Jensen Portfolio, Inc.

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)    Not applicable.

Item 28. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant, Administrator and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisor	Allied Asset Advisors, Inc. 745 McClintock Drive, Suite 114 Burr Ridge, IL 60521
Registrant’s Custodian	U.S. Bank, National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, WI 53212

Item 29. Management Services Not Discussed in Parts A and B.

Not applicable.

Item 30. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement on Form N-1A of Allied Asset Advisors Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Burr Ridge and the State of Illinois on the 27th day of September 2006.

ALLIED ASSET ADVISORS FUNDS

By /s/ Bassam Osman
Bassam Osman
Chairperson and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on September 27, 2006.

Signature	Title
/s/ Bassam Osman	Trustee, Chairperson and President
Bassam Osman

*Abdalla Idris Ali	Trustee
Abdalla Idris Ali

*Imran Hussain	Trustee
Imran Hussain

*Mohammed Kaiseruddin	Trustee
Mohammed Kaiseruddin

*Mohammad Basheeruddin	Treasurer
Mohammad Basheeruddin

*Mujeeb Cheema	Secretary
Mujeeb Cheema

*Signed by
/s/ Bassam Osman
Bassam Osman as Attorney in Fact pursuant to the Power of Attorney filed August 1, 2003 and October 1, 2004.

EXHIBIT INDEX

Exhibit	Exhibit No.

Consent of Independent Registered Public Accounting Firm	EX.99.j.